                              SEASONS SERIES TRUST
                          Supplement to the Prospectus
                               Dated July 29, 2005


LARGE CAP GROWTH PORTFOLIO. Effective December 19, 2005, Standard & Poor's will be replacing the S&P 500(R)/BARRA Growth Index with the S&P 500(R)/Citigroup Growth Index. The index is being replaced, because BARRA is no longer offering the performance data for the index. Under the section titled "TRUST HIGHLIGHTS," the following chart relating to the Large Cap Growth Portfolio is replaced in its entirety with the following:

AVERAGE ANNUAL TOTAL RETURNS                                    PAST                PAST FIVE          RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)               ONE YEAR            YEAR               INCEPTION(5)
--------------------------------------------------------------- ------------------- ------------------ ------------
Large Cap Growth Portfolio(1)          Class 1                  11.43%              -7.27%             -0.45%
                                       Class 2                  11.23%              N/A                -6.68%
                                       Class 3                  11.11%              N/A                15.28%
--------------------------------------------------------------- ------------------- ------------------ ------------
S&P 500(R)  Index(2)                   Class 1                  10.88%              -2.30%             1.05%
                                       Class 2                  10.88%              N/A                -1.39%
                                       Class 3                  10.88%              N/A                17.30%
--------------------------------------------------------------- ------------------- ------------------ ------------
S&P 500(R)/BARRA Growth Index(3)       Class 1                  6.13%               -7.07%             -2.27%
                                       Class 2                  6.13%               N/A                -5.90%
                                       Class 3                  6.13%               N/A                12.72%
--------------------------------------------------------------- ------------------- ------------------ ------------
S&P 500(R)/Citigroup Growth Index(4)   Class 1                  6.97%               -7.89%             -2.16%
                                       Class 2                  6.97%               N/A                -8.22%
                                       Class 3                  6.97%               N/A                11.90%
--------------------------------------------------------------- ------------------- ------------------ ------------


1 Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for the component effective December 10, 2001.

2 The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R) Index) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

3 Effective December 16, 2005, Standard & Poor's will be substituting Citigroup performance data instead of BARRA performance data. The index is being replaced, because BARRA is no longer offering the performance data for the index. The S&P(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) Index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

4 Effective December 19, 2005, the Portfolio has selected the S&P 500(R)/Citigroup Growth Index for performance comparisons. S&P 500(R)/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

5 Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares November 11, 2002.

LARGE CAP VALUE PORTFOLIO. Effective December 19, 2005, Standard & Poor's will be replacing the S&P 500(R)/BARRA Value Index with the S&P 500(R)/Citigroup Value Index. The index is being replaced, because BARRA is no longer offering the performance data for the index. Under the section titled "TRUST HIGHLIGHTS," the following chart relating to the Large Cap Value Portfolio is replaced in its entirety with the following:

AVERAGE ANNUAL TOTAL RETURNS                                    PAST                PAST FIVE          RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)               ONE YEAR            YEAR               INCEPTION(5)
--------------------------------------------------------------- ------------------- ------------------ ------------
Large Cap Value Portfolio(1)           Class 1                  12.59%              5.13%              5.88%
                                       Class 2                  12.37%              N/A                5.19%
                                       Class 3                  12.27%              N/A                19.06%
--------------------------------------------------------------- ------------------- ------------------ ------------
S&P 500(R) Index(2)                    Class 1                  10.88%              -2.30%             1.05%
                                       Class 2                  10.88%              N/A                -1.39%
                                       Class 3                  10.88%              N/A                17.30%
--------------------------------------------------------------- ------------------- ------------------ ------------
S&P 500(R)/BARRA Value Index(3)        Class 1                  15.71%              2.48%              4.06%
                                       Class 2                  15.71%              N/A                2.79%
                                       Class 3                  15.71%              N/A                22.11%
--------------------------------------------------------------- ------------------- ------------------ ------------
S&P 500(R)/Citigroup Value Index(4)    Class 1                  15.03%              2.70%              3.49%
                                       Class 2                  15.03%              N/A                3.16%
                                       Class 3                  15.03%              N/A                18.75%
--------------------------------------------------------------- ------------------- ------------------ ------------

1 Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for the component effective December 10, 2001.

2 The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R) Index) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

3 Effective December 16, 2005, Standard & Poor's will be substituting Citigroup performance data instead of BARRA performance data. The index is being replaced, because BARRA is no longer offering the performance data for the index. The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in the index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index has firms with lower book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

4 Effective December 19, 2005, the Portfolio has selected the S&P 500(R)/Citigroup Value Index for performance comparisons. S&P 500(R)/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

5 Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares November 11, 2002.

Under the section titled "GLOSSARY," under the heading "About the Indices" the paragraph following the "S&P(R) Index" is replaced in its entirety with the following:

"Certain Portfolios (including the Underlying Portfolios) invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to price ratios. The S&P 500(R)/CITIGROUP GROWTH AND VALUE INDEXES are constructed measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The value index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The growth index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are unmanaged and market capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes."


DATE:    JANUARY 10, 2006

Class 1, ver. 2; Class 2, ver 3; Class 3, ver. 4; and Combined Master